Payables and Other Current Liabilities - Information on Average Payment Period to Suppliers (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Payments to Suppliers [Line Items]
Total payments	€ 29,188	€ 29,509	€ 29,236
Telefónica, S.A.
Payments to Suppliers [Line Items]
Weighted average maturity period	51 days	53 days
Ratio of payments	53 days	55 days
Ratio of outstanding invoices	39 days	42 days
Total payments	€ 7,897	€ 8,362
Outstanding invoices	€ 1,211	€ 1,251